Securities - Summary of Classification of Securities (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	$ 22,505	$ 21,354
Fair value through other comprehensive income	110,894	113,209
Amortized cost	92,117	96,610
Total	421,331	423,476
Interest of trade securities in collateralized mortgage obligations	41,679	32,048
FVTPL securities mandatorily measured at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	7,726	7,818
FVTPL investment securities held by Insurance subsidiaries designated at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	14,779	13,536
Trading Securities
Schedule of Securities By Classification [Line Items]
Trading securities	195,815	192,303
Debt securities
Schedule of Securities By Classification [Line Items]
Allowance for credit losses of FVOCI securities	5	6
Allowance for credit losses of amortized cost	$ 2	$ 4